LONG TERM DEBT - Difference between fair value of consideration given and carrying value of note extinguished (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Senior Subordinated Secured Note
Fair value of consideration tendered in extinguishment
Series C Preferred		$ 5,279,000
Common stock		1,332,000
Expense related to issuance of anti-dilution shares		267,000
Expenses related to senior subordinated secured note		396,000
Total Fair value of consideration tendered in extinguishment		7,274,000
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest		4,117,000
Related party accounts payable and accrued interest		412,000
Advisory services payable related to senior subordinated secured note		80,000
Total Carrying value of debt extinguished		4,609,000
Total loss on extinguishment of debt	$ 2,665,000	$ 2,665,000